Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Contract Balances	Contract balances as of April 2, 2022 were as follows:

April 2, 2022

Contract assets, beginning of the period	$23,121

Contract assets, end of the period	$30,286

Contract liabilities, beginning of the period	$23,207

Contract liabilities, end of the period	$28,053

Contract assets are disclosed as costs and estimated earnings in excess of billings on uncompleted contracts, and contract liabilities are disclosed as billings in excess of costs and estimated earnings on uncompleted contracts in the consolidated balance sheet. Contract balances as of January 1, 2022 were as follows:

	January 1, 2022	December 26, 2020
Contract assets, beginning of the period	$11,399	$11,324

Contract assets, end of the period	$23,121	$11,399

Contract liabilities, beginning of the period	$21,525	$22,444

Contract liabilities, end of the period	$23,207	$21,525

Disaggregation of Revenue	The following disaggregation of revenues depict the Company’s reportable segment revenues by timing and sales channel of revenue recognition for the three months ended April 2, 2022 and March 27, 2021:
Revenue by Timing of Revenue Recognition

	Three Months Ended
Reportable Segments by Timing of Revenue Recognition	April 2, 2022	March 27, 2021
Janus North America

Goods transferred at a point in time	$200,157	$120,893
Services transferred over time	25,099	25,641

	$225,256	$146,534

Janus International
Goods transferred at a point in time	10,798	7,073
Services transferred over time	7,116	5,487

	$17,914	$12,560

Eliminations	(13,650)	(6,270)

Total Revenue	$229,520	$152,824

Revenue by Sales Channel Revenue Recognition

	Three Months Ended
Reportable Segments by Sales Channel Revenue Recognition	April 2, 2022	March 27, 2021
Janus North America

Self Storage-New Construction	$75,709	$48,701
Self Storage-R3	61,572	39,331
Commercial and Others	87,975	58,502

	$225,256	$146,534

Janus International
Self Storage-New Construction	$11,897	$8,901
Self Storage-R3	6,017	3,659

	$17,914	$12,560

Eliminations	(13,650)	(6,270)

Total Revenue	$229,520	$152,824

The following disaggregation of revenues depict the Company’s reportable segment revenues by timing and sales channel of revenue recognition for the years ended January 1, 2022, December 26, 2020 and December 28, 2019:
Revenue by Timing of Revenue Recognition

	Year Ended
Reportable Segments by Sales Channel Revenue Recognition	January 1, 2022	December 26, 2020	December 28, 2019
Janus North America
Goods transferred at a point in time	$615,020	$430,585	$442,499
Services transferred over time	99,924	89,534	90,270

	$714,944	$520,119	$532,769

Janus International
Goods transferred at a point in time	38,490	25,509	28,592
Services transferred over time	30,089	19,981	14,951

	$68,579	$45,490	$43,543

Eliminations	(33,373)	(16,636)	(11,020)

Total Revenue	$750,150	$548,973	$565,292

Revenue by Sale Channel Revenue Recognition

	Year Ended
Reportable Segments by Sales Channel Revenue Recognition	January 1, 2022	December 26, 2020	December 28, 2019
Janus North America
Self Storage-New Construction	$235,361	$246,547	$279,890
Self Storage-R3	220,949	132,283	126,598
Commercial and Others	258,634	141,289	126,281

	$714,944	$520,119	$532,769

Janus International
Self Storage-New Construction	$51,723	$25,509	$28,723
Self Storage-R3	16,856	19,981	14,820
Commercial and Others	—	—	—

	$68,579	$45,490	$43,543

Eliminations	(33,373)	(16,636)	(11,020)

Total Revenue	$750,150	$548,973	$565,292